PENSION AND OTHER POSTRETIREMENT BENEFITS - Income Statement Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Net periodic benefit income
Service cost	$ 40	$ 59
Interest cost	202	192
Discontinued operations, net of income taxes
Net periodic benefit income
Total net periodic benefit income		2
Pension
Net periodic benefit income
Service cost	39	58
Interest cost	195	184
Expected return on plan assets	(369)	(340)
Amortization of net actuarial loss (gain)	0	1
Total net periodic benefit income	(135)	(97)
Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Net actuarial gain	(106)	(284)
Prior service cost	2	0
Amortization of prior service credit	0	0
Amortization of net actuarial loss	0	(1)
Total change recognized in other comprehensive income	(104)	(285)
Total impact from net periodic benefit cost and changes in other comprehensive income	(239)	(382)
Other Benefits
Net periodic benefit income
Service cost	1	1
Interest cost	7	8
Expected return on plan assets	(16)	(17)
Amortization of net actuarial loss (gain)	(1)	0
Total net periodic benefit income	(9)	(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Net actuarial gain	(20)	(38)
Prior service cost	0	0
Amortization of prior service credit	1	0
Amortization of net actuarial loss	0	0
Total change recognized in other comprehensive income	(19)	(38)
Total impact from net periodic benefit cost and changes in other comprehensive income	$ (28)	$ (46)